Tax Assets (Tables)	12 Months Ended
Dec. 31, 2021
Tax Assets
Schedule of tax assets
	2021	2020
Corporate income tax (IRPJ) (a)	2,248	3,570
Social contribution (CSLL) (a)	852	1,042
Federal VAT (PIS/COFINS) (b)	11,736	70
Others	1,212	255
	16,048	4,937

Current	15,936	4,897
Non-current	112	40

a.

Income tax and social contribution - the balance is composed by amounts withheld and advances of corporate income tax and social contribution carried out in the years ended December 31, 2016, 2017, 2018 and 2021.

b.

The PIS and COFINS balances to be recovered had a significant increase in 2021, as the Company moved its headquarters from Porto Alegre to São Paulo in January,2021. As a result of a taxes restructuring, there was a change in the tax classification in part of services provided, consequently, the Company has started collect contributions to PIS and COFINS (Federal VAT) on a non-cumulative basis under the rates of 1.65% and 7.6%, respectively. On a non-cumulative basis, the Company became eligible to PIS and COFINS tax credits on SMS cost invoices issued by the operators.